ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 3      ACCOUNTS RECEIVABLE, NET

As of June 30, 2025 and December 31, 2024, accounts receivable consisted of the following:

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
	$	$
Accounts receivable	109,951	144,509
Total	109,951	144,509

For the six months ended June 30, 2025 and for the year ended December 31, 2024, the Company has recorded provision for doubtful accounts of $0.